SUBSEQUENT EVENT (Details) - USD ($) $ / shares in Units, $ in Thousands	Jan. 31, 2021	Nov. 30, 2020	Apr. 11, 2019
Subsequent Event [Line Items]
Cash dividend per share		$ 0.36	$ 0.45
Dividends payable amount		$ (19,999)	$ (24,864)
Subsequent Event [Member]
Subsequent Event [Line Items]
Cash dividend per share	$ 0.63
Dividends payable amount	$ (35,003)